Consolidated Statement of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Cash (used in)/generated from operations	$ 3,948,953	$ (24,303,586)	$ (2,139,679)
Movement on foreign exchange	(117,673)	268,814	(27,689)
Tax received			833,301
Net cash (used in)/generated from operating activities	3,831,280	(24,034,772)	(1,334,067)
Cash flows from investing activities
Capital expenditure on property, plant and equipment	(5,383)	(222,654)	(26,306)
Capital expenditure on intangibles	(3,616,538)	(9,082,456)	(4,544,397)
Net cash (used in) investing activities	(3,621,921)	(9,305,110)	(4,570,703)
Cash flows from financing activities
Proceeds from issue of convertible loans	3,706,686	14,147,700	646,020
Proceeds from borrowing		5,041,971	1,033,632
Repayments of borrowing		(6,119,891)
Funds acquired on reverse acquisition		107,035,478
Net cash generated from financing activities	3,706,686	120,105,258	1,679,652
Foreign exchange on cash and cash equivalents		5,811	193,196
Net (decrease)/increase in cash and cash equivalents	3,916,045	86,765,376	(4,225,118)
Cash and cash equivalents at beginning of period	310,479	194,602	4,226,524
Cash and cash equivalents at end of period	$ 4,226,524	$ 86,965,789	$ 194,602